Revenue from Contracts with Customers (Details) - Revenue [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers (Details) [Line Items]
Deferred revenue		$ 182,684	$ 20,370
Deferred revenue	$ 342,166	$ 30,014